Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2011
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations

	September 30,	June 30,	March 31,	December 31,

2011
Revenue	$812,203	$801,409	$788,935	$775,181
Operating income	104,552	105,672	106,556	87,584
Net income	87,379	91,785	94,110	73,391
Basic earnings per share	0.49	0.50	0.50	0.38
Diluted earnings per share	0.49	0.50	0.50	0.38
2010
Revenue	$762,194	$753,249	$743,969	$724,811
Operating income	102,888	105,269	103,127	99,149
Net income	94,738	92,265	68,550	88,353
Basic earnings per share	0.49	0.45	0.33	0.43
Diluted earnings per share	0.48	0.45	0.33	0.43